UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,605,349)	$ (1,486,253)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation expense and amortization of intangible assets	30,896	1,017
Amortization of right-of-use assets	36,835	55,334
Stock-based compensation and service expense	2,270,015	1,068,000
Bad debt provision	18,073	25
Loss on disposal of property and equipment		735
Changes in operating assets and liabilities:
Accounts receivable	11,423	(60,321)
Security deposit		4,402
Interest receivable	(78,000)	262,192
Due from related party		1,444
Other assets	397	55,340
Taxes payable	(4,086)	24,428
Salary payable	91,969	204,189
Accrued liabilities and other payables	518,567	(8,959)
Due to related parties	3,611	683,003
Operating lease liabilities	(36,141)	(42,993)
NET CASH PROVIDED BY OPERATING ACTIVITIES	258,210	761,583
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from note receivable		7,500,000
Cash acquired on acquisition	77,893
Proceeds from sale of short-term investments	27,336,938	27,615,075
NET CASH PROVIDED BY INVESTING ACTIVITIES	27,414,831	35,115,075
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related parties' borrowings	93,794
Repayments of related parties' borrowings	(35,807)
NET CASH PROVIDED BY FINANCING ACTIVITIES	57,987
EFFECT OF EXCHANGE RATE ON CASH AND RESTRICTED CASH	(269,071)	84,307
NET INCREASE IN CASH AND RESTRICTED CASH	27,461,957	35,960,965
CASH AND RESTRICTED CASH - beginning of period	695,075	695,242
CASH AND RESTRICTED CASH - end of period	28,157,032	36,656,207
Cash paid for:
Income taxes	1,423
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reissuance of treasury stock		25,000
Payments made by related parties on the Company's behalf	75,333
Accrued purchase price related to acquisition	1,875,002
RECONCILIATION OF CASH AND RESTRICTED CASH
Cash at beginning of period	2,383	2,508
Restricted cash at beginning of period	692,692	692,734
CASH AND RESTRICTED CASH - beginning of period	695,075	695,242
Cash at end of period	27,456,502	35,923,605
Restricted cash at end of period	700,530	732,602
CASH AND RESTRICTED CASH - end of period	$ 28,157,032	$ 36,656,207